Shareholder Report, Line Graph (Details) DFC8_DFA Intermediate-Term Municipal Bond Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											DFA Intermediate-Term Municipal Bond Portfolio – Institutional
Accumulated Value	$ 11,338	$ 10,646	$ 10,469	$ 11,180	$ 11,193	$ 10,818	$ 10,189	$ 10,300	$ 10,223	$ 10,000	$ 11,764
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P National AMT-Free Municipal Bond Index
Accumulated Value	12,176	11,124	10,859	12,246	11,921	11,535	10,556	10,633	10,432	10,000	$ 12,635
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Intermediate Term National AMT-Free Municipal Bond Index
Accumulated Value	$ 12,001	$ 11,167	$ 10,910	$ 11,916	$ 11,676	$ 11,303	$ 10,447	$ 10,516	$ 10,336	$ 10,000	$ 12,535